Summary of Significant Accounting Policies - Summary Of Roll-Forward Of The Level 3 Derivative Asset And Liability On Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Promissory Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	$ 15,051	$ 0
Change in fair value during the year	3,620	443
Initial fair value at the original issuance date	106
Fair value at issuance		14,608
Ending balance	3,726	15,051
Derivative Liability [Member] | Promissory Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value during the year	3,620
Initial fair value at the original issuance date	106
Ending balance	3,726
Derivative Asset [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	457	457
Change in fair value during the year	34,791	0
Amendment to loan to stockholder	5
Ending balance	$ 35,253	$ 457